--------------------------------------------------------------------------------
[WARBURG PINCUS FUNDS logo omitted][CREDIT SUISSE ASSET MANAGEMENT logo omitted]

                                     ANNUAL
                                     REPORT
                                 AUGUST 31, 2000


                                 WARBURG PINCUS
                         LONG-SHORT MARKET NEUTRAL FUND






More complete information about the Fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.
--------------------------------------------------------------------------------

   FROM TIME TO TIME, THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

   RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

   INVESTMENT IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENT. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINEOR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN THE LOSSES OF THE FUND MAYEXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

   THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

   FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM")OR ANY AFFILIATE, ARE NOT FDICINSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
PORTFOLIO MANAGERS' LETTER -- AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                              September 25, 2000

Dear Shareholders:

   We are writing to report on the results of the Warburg Pincus Long-Short Market Neutral Fund (the "Fund") for the fiscal year ended August 31, 2000.

   At August 31, 2000, the net asset value ("NAV") of the Fund's Common shares was $14.92, compared to an NAV of $14.19 on August 31, 1999. As a result, the Common shares' total return was 12.0%, assuming the reinvestment of dividends and distributions totaling $0.93 per share. By comparison, the Salomon Smith Barney U.S. One-Month Treasury Bill Index1 benchmark (the "Index") returned 5.1% during the same period.

   The Fund outperformed the Index benchmark during the fiscal year due to a positive combination of market conditions and our emphasis on stock selection using fundamental factors that our research concluded would be most effective. Long positions had most, if not all, of the characteristics we favored, while the converse was true for desirable short stocks. These factors included:

o FINANCIAL CONDITION. Our analysis projected that companies whose financial condition was strong and improving would perform well. Among numerous criteria of financial condition, we successfully focused on companies with the best net profit margins within their competitive universe and relatively low debt levels.

o RELATIVE STRENGTH. Our indicators of relative strength -- in other words, the strength of a stock's price momentum compared to that of the market as a whole -- performed at historically high levels late in 1999. This was especially noteworthy in the context of the late 1999-early 2000 market environment, when traders were piling into stocks that had recently performed well. Emphasizing this factor proved beneficial to the Fund's overall performance accordingly.

o EARNINGS MOMENTUM. In an environment in which U.S. macroeconomic growth was slowing, we correctly highlighted companies whose earnings growth not only was showing above-average momentum, but also was driven by solid underlying fundamentals rather than questionable accounting treatments. In addition, we continued to focus on companies whose earnings estimates were being revised upward.

   Top-performing long positions during the fiscal year included Hartford Insurance, J.P. Morgan and Southwest Airlines, while our most successful shorts were Goodyear Tire, Atmel, Charles Schwab, Gillette and Bowater.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
PORTFOLIO MANAGERS' LETTER -- AUGUST 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   On the negative side of the ledger, long stock selection was least effective among names like At Home Corp., Beckman Coulter, Niagara Mohawk and Circuit City. Our worst-performing shorts included Coca-Cola, Cardinal Health and SPX Corp.

   As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.



Sincerely yours,



Credit Suisse Asset Management Structured Equities Management Team



William W. Priest, Jr., Chairman/Americas and Managing Director
Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President


   INVESTING IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENTS. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
PORTFOLIO MANAGERS' LETTER -- AUGUST 31, 2000 (CONT'D)
--------------------------------------------------------------------------------


   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND COMMON SHARES AND THE SALOMON SMITH BARNEY U.S.
   ONE-MONTH TREASURY INDEX1 FROM INCEPTION (9/8/98) AND AT EACH QUARTER END.
                                  (UNAUDITED)



[line graph omitted]
plot points as follows:

                  Warburg Pincus Long-Short                   30 Day U.S.
              Market Neutral Institutional Shares        Treasury Bill Index
09/08/98                   10000                               10000
11/30/98                   9803                                10029
02/28/99                   9927                                10137
05/31/99                   9674                                10249
08/31/99                   9467                                10360
11/30/99                   10288                               10474
02/29/00                   11136                               10601
05/31/00                   10638                               10748
08/31/00                   10603                               10893

         Average Annual
          Total Returns
      for the periods ended
             8/31/00
         (Common Shares)

             1 year
             12.00%

         Since Inception
           (9/8/98)
             3.00%


Note: Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.





1 Monthly return equivalents of yield averages which are not marked to market. The Salomon Smith Barney U.S. One-Month Treasury Index consists of the last one-month Treasury bill issues.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2000
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                           --------     -----
COMMON STOCKS 87.6%
AEROSPACE & DEFENSE 1.3%
    Textron, Inc.                                           1,500   $   84,094
                                                                    ----------
AIR TRANSPORT-FREIGHT 1.7%
    Southwest Airlines Co.                                  4,900      110,862
                                                                    ----------
AUTOMOBILES 4.6%
    AutoNation, Inc.**                                      4,900       31,850
    Ford Motor Co.                                          5,600      135,450
    General Motors Corp.                                    1,300       93,844
    General Motors Corp. Class H**                          1,300       43,063
    Visteon Corp.                                               1           11
                                                                    ----------
                                                                       304,218
                                                                    ----------
BEVERAGES & TOBACCO 0.5%
    Philip Morris Cos., Inc.                                1,200       35,550
                                                                    ----------
BUILDING & BUILDING MATERIALS 2.5%
    Armstrong Holdings, Inc.                               10,400      165,750
                                                                    ----------
BUSINESS SERVICES 2.4%
    Cendant Corp.**                                         1,300       17,144
    Iron Mountain, Inc.**                                   1,000       34,125
    Lamar Advertising Co.**                                 2,300      106,806
                                                                    ----------
                                                                       158,075
                                                                    ----------
CHEMICALS 1.8%
    Air Products & Chemicals, Inc.                          1,300       47,206
    Occidental Petroleum Corp.                              3,500       75,688
                                                                    ----------
                                                                       122,894
                                                                    ----------
COMPUTERS, SOFTWARE & SERVICES 0.2%
    Earthlink, Inc.**                                       1,000       11,250
                                                                    ----------
CONSTRUCTION & BUILDING MATERIALS 1.1%
    Ingersoll-Rand Co.                                      1,600       72,900
                                                                    ----------
CONSUMER PRODUCTS & SERVICES 2.3%
    Nu Skin Enterprises, Inc.**                             1,300        8,531
    Unilever N.V. ADR                                       3,000      141,750
                                                                    ----------
                                                                       150,281
                                                                    ----------
ELECTRIC UTILITIES 6.0%
    FirstEnergy Corp.                                       3,300       81,675
    Niagara Mohawk Power**                                 17,400      224,025
    Pinnacle West Capital                                   2,400       98,850
                                                                    ----------
                                                                       404,550
                                                                    ----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                           --------     -----

COMMON STOCKS (CONT'D)
ELECTRONICS 6.0%
    Circuit City Stores                                     1,800   $   46,688
    Intel Corp.                                             1,400      104,825
    Linear Technology Corp.                                 2,200      158,263
    Motorola, Inc.                                          1,600       57,700
    Teradyne, Inc.**                                          400       25,925
    Xilinx, Inc.**                                            100        8,888
                                                                    ----------
                                                                       402,289
                                                                    ----------
ENERGY & OIL EXPLORATION 4.8%
    Apache Corp.                                            1,000       63,000
    Burlington Resources, Inc.                              2,900      114,006
    Exxon Mobil Corp.                                         800       65,300
    Tidewater, Inc.                                         2,000       80,750
                                                                    ----------
                                                                       323,056
                                                                    ----------
FINANCIAL SERVICES 10.3%
    AMBAC Financial Group, Inc.                               200       12,925
    Hartford Financial Services, Inc.                       3,200      213,200
    J.P. Morgan & Co., Inc.                                 1,300      217,344
    Legg Mason, Inc.                                        1,600       84,400
    Merrill Lynch & Co., Inc.                                 500       72,500
    UnionBanCal Corp.                                       3,500       86,844
                                                                    ----------
                                                                       687,213
                                                                    ----------
FOOD & BEVERAGE 4.3%
    Anheuser-Busch Cos., Inc.                               1,200       94,575
    Coors, (Adolph) Class B                                 1,200       71,475
    Darden Restaurants, Inc.                                2,200       38,913
    Tootsie Roll Industries                                 2,100       84,525
                                                                    ----------
                                                                       289,488
                                                                    ----------
HEALTH CARE 4.2%
    Abbott Laboratories                                     2,600      113,750
    Cigna Corp.                                             1,200      116,700
    Tenet Healthcare Corp.                                  1,600       49,600
                                                                    ----------
                                                                       280,050
                                                                    ----------
INSURANCE 2.1%
    CNA Financial Corp.**                                   2,400       95,250
    Wesco Financial Corp.                                     200       48,000
                                                                    ----------
                                                                       143,250
                                                                    ----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                            -------     -----
COMMON STOCKS (CONT'D)
INTERNET CONTENT 2.1%
    Internet Capital Group, Inc.**                          4,100  $   142,988
                                                                    ----------
INTERNET SOFTWARE 0.2%
    New Era of Networks, Inc.**                               400       14,025
                                                                    ----------
METALS & MINING 5.5%
    Barrick Gold Corp.                                      2,900       46,219
    Bethlehem Steel Corp.**                                 3,500       12,250
    Inco, Ltd.**                                           12,900      230,588
    Newmont Mining Corp.                                    4,100       76,106
                                                                    ----------
                                                                       365,163
                                                                    ----------
PAPER & FOREST PRODUCTS 1.0%
    Weyerhaeuser Co.                                        1,400       64,838
                                                                    ----------
PHARMACEUTICALS 2.8%
    Chiron Corp.**                                            900       48,656
    ICOS Corp.**                                            2,400      140,850
                                                                    ----------
                                                                       189,506
                                                                    ----------
REAL ESTATE 7.1%
    Apartment Investment & Management
      Company Class A                                       3,500      157,063
    CarrAmerica Realty Corp.                                3,400       98,813
    Equity Residential Properties Trust                     1,100       52,800
    General Growth Properties, Inc.                         4,300      138,138
    Simon Debartolo Group                                   1,300       29,656
                                                                    ----------
                                                                       476,470
                                                                    ----------
RETAIL 1.8%
    Best Buy Co., Inc.**                                    1,200       74,100
    Ticketmaster Online-CitySearch, Inc.**                  1,900       45,719
                                                                    ----------
                                                                       119,819
                                                                    ----------
RETAIL - SPECIALTY APPAREL STORES 0.6%
    Intimate Brands, Inc. Class A                           2,600       41,925
                                                                    ----------
SEMICONDUCTORS 0.7%
    National Semiconductor Corp.**                          1,100       48,950
                                                                    ----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                            -------     -----
COMMON STOCKS (CONT'D)
TELECOMMUNICATIONS 9.6%
    A. H. Belo Corp. Class A                                3,500   $   66,938
    American Tower Corp. Class A**                            200        7,263
    Copper Mountain Networks, Inc.**                          400       23,975
    Cox Communications, Inc.**                              3,900      138,694
    QUALCOMM, Inc.**                                          700       41,913
    Telephone and Data Systems, Inc.                        2,900      336,400
    WorldCom, Inc.**                                          800       29,200
                                                                    ----------
                                                                       644,383
                                                                    ----------
WASTE MANAGEMENT 0.1%
    Allied Waste Industries, Inc.**                           400        3,675
                                                                    ----------
TOTAL COMMON STOCKS (Cost $5,436,039)                                5,857,512
                                                                    ----------
SECURITIES SOLD SHORT (86.6%)
AEROSPACE & DEFENSE (5.5%)
    AMR Corp.**                                            (1,400)     (45,938)
    General Dynamics Corp.                                   (700)     (44,056)
    Lear Corp.**                                           (1,900)     (40,969)
    Lockheed Martin Corp.                                  (2,900)     (82,288)
    T.R.W., Inc.                                           (3,400)    (155,338)
                                                                    ----------
                                                                      (368,589)
                                                                    ----------
ARRANGEMENT OF TRANSPORTATION OF
FREIGHT & CARGO (0.7%)
    Ryder System, Inc.                                     (2,400)     (46,050)
                                                                    ----------
AUTOMOBILE PARTS & EQUIPMENT (2.3%)
    Dana Corp.                                             (2,700)     (66,656)
    Goodyear Tire & Rubber Co.                             (3,800)     (88,825)
                                                                    ----------
                                                                      (155,481)
                                                                    ----------
BANKS & SAVINGS & LOANS (4.2%)
    FirstMerit Corp.                                      (12,100)    (282,081)
                                                                    ----------
BEVERAGES & TOBACCO (0.7%)
    UST, Inc.                                              (2,100)     (45,413)
                                                                    ----------
BUILDING & BUILDING MATERIALS (2.9%)
    Fluor Corp.                                            (4,700)    (140,706)
    Vulcan Materials Co.                                   (1,200)     (53,175)
                                                                    ----------
                                                                      (193,881)
                                                                    ----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                            -------     -----
SECURITIES SOLD SHORT (CONT'D)
BUSINESS SERVICES (2.0%)
    Catalina Marketing Corp.**                             (2,400) $  (102,450)
    Keane, Inc.**                                          (1,700)     (29,431)
                                                                    ----------
                                                                      (131,881)
                                                                    ----------
COMMUNICATIONS & MEDIA (0.2%)
    Ariba, Inc.**                                            (100)     (15,738)
                                                                    ----------
CONGLOMERATES (0.9%)
    General Electric Co.                                   (1,000)     (58,688)
                                                                    ----------
CONSUMER PRODUCTS & SERVICES (4.1%)
    American Standard Cos.**                               (2,400)    (111,150)
    Colgate-Palmolive Co.                                  (1,200)     (61,125)
    Gillette Co.                                           (2,100)     (63,000)
    Whitman Corp.                                          (3,100)     (40,881)
                                                                    ----------
                                                                      (276,156)
                                                                    ----------
CONTAINERS (0.3%)
    Crown Cork & Seal Co., Inc.                            (1,300)     (16,819)
                                                                    ----------
ELECTRONICS (4.2%)
    Arrow Electronics, Inc.**                              (2,100)     (76,388)
    Atmel Corp.**                                          (1,800)     (36,000)
    Cisco Systems**                                          (500)     (34,313)
    UtiliCorp United, Inc.                                 (5,700)    (135,731)
                                                                    ----------
                                                                      (282,432)
                                                                    ----------
ENERGY (2.0%)
    Texas Utilities Co.                                    (3,800)    (132,763)
                                                                    ----------
ENERGY & OIL EXPLORATION (6.7%)
    Edison International                                   (6,400)    (132,400)
    National Fuel Gas Co.                                  (1,200)     (62,925)
    R & B Falcon Corp.**                                   (3,800)    (108,300)
    Texaco, Inc.                                           (2,600)    (133,900)
    Tosco Corp.                                              (300)      (9,150)
                                                                    ----------
                                                                      (446,675)
                                                                    ----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                          NUMBER
                                                            OF
                                                          SHARES        VALUE
                                                          -------       -----
SECURITIES SOLD SHORT (CONT'D)
FINANCIAL SERVICES (10.7%)
    American Financial Group                               (2,700)  $  (66,994)
    Bank One Corp.                                           (900)     (31,725)
    Charles Schwab Corp.                                   (1,800)     (68,738)
    Cincinnati Financial Corp.                               (800)     (31,100)
    Franklin Resources                                     (4,300)    (163,400)
    Freddie Mac                                            (1,000)     (42,125)
    H&R Block, Inc.                                        (4,600)    (165,025)
    People's Bank                                          (1,300)     (27,463)
    T. Rowe Price Associates, Inc.                         (1,700)     (76,925)
    Union Planters Corp.                                   (1,400)     (42,438)
                                                                    ----------
                                                                      (715,933)
                                                                    ----------
FOOD & BEVERAGE (4.7%)
    Campbell Soup Co.                                      (2,700)     (68,513)
    Coca-Cola Co.                                          (2,900)    (152,613)
    Dole Food Co., Inc.                                    (4,400)     (62,150)
    Tricon Global Restaurants, Inc.**                      (1,000)     (29,125)
                                                                    ----------
                                                                      (312,401)
                                                                    ----------
HEALTH CARE (6.6%)
    Beckman Coulter, Inc.                                  (2,600)    (197,925)
    Cardinal Health, Inc.                                  (1,700)    (139,081)
    United Healthcare Corp.                                (1,100)    (103,950)
                                                                    ----------
                                                                      (440,956)
                                                                    ----------
INDUSTRIAL GOODS & MATERIALS (2.2%)
    SPX Corp.**                                              (900)    (147,600)
                                                                    ----------
INDUSTRIAL MANUFACTURING & PROCESSING (0.4%)
    Cummins Engine Company, Inc.                             (700)     (24,850)
                                                                    ----------
INTERNET CONTENT (0.5%)
    InfoSpace.com, Inc.**                                    (800)     (31,200)
                                                                    ----------
LEISURE (0.9%)
    International Game Technology**                        (2,100)     (60,900)
                                                                    ----------
OFFICE EQUIPMENT & SUPPLIES (0.4%)
    Pitney Bowes, Inc.                                       (800)     (29,250)
                                                                    ----------
PAPER & FOREST PRODUCTS (1.7%)
    Bowater, Inc.                                            (800)     (41,100)
    Georgia-Pacific Group                                  (2,600)     (69,550)
                                                                    ----------
                                                                      (110,650)
                                                                    ----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES      VALUE
                                                            -------     -----
SECURITIES SOLD SHORT (CONT'D)
PHARMACEUTICALS (3.4%)
    FMC Corp.**                                            (2,000) $  (135,625)
    PE Corp. - Celera Genomics Group**                       (200      (21,688)
    Pharmacia Corp.                                        (1,200)     (70,275)
                                                                   -----------
                                                                      (227,588)
                                                                   -----------
PUBLISHING (1.2%)
    Investment Technology Group, Inc.**                    (1,700)     (81,600)
                                                                   -----------
REAL ESTATE (4.4%)
    Spieker Properties, Inc.                               (5,400)    (294,975)
                                                                   -----------
RETAIL (1.2%)
    RadioShack Corp.                                       (1,300)     (76,700)
                                                                   -----------
RETAIL - SPECIALTY APPAREL STORES (2.4%)
    Dillard's, Inc. Class A                                (3,300)     (42,281)
    Payless ShoeSource, Inc.**                               (700)     (37,363)
    J.C. Penney Co., Inc..                                 (5,800)     (81,200)
                                                                   -----------
                                                                      (160,844)
                                                                   -----------
TELECOMMUNICATIONS (9.0%)
    ALLTEL Corp.                                           (1,400)     (70,788)
    AT&T Corp. - Liberty Media Group Class A**             (2,700)     (57,713)
    Lucent Technologies                                      (600)     (25,088)
    Metromedia Fiber Network, Inc.**                       (4,700)    (187,706)
    Nextel Communications, Inc. Cl. A**                      (100)      (5,544)
    Qwest Communications International, Inc.**             (3,600)    (185,850)
    RCN Corp.**                                            (1,500)     (36,375)
    Vitesse Semiconductor Corp.**                            (400)     (35,525)
                                                                   -----------
                                                                      (604,589)
                                                                   -----------
TRANSPORTATION (0.2%)
    UAL Corp.                                                (300)     (14,325)
                                                                   -----------
TOTAL SECURITIES SOLD SHORT (Cost $5,362,784)                      $(5,787,008)
                                                                   -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CON'D)
August 31, 2000
-------------------------------------------------------------------------------

                                                             PAR
                                                            (000)      VALUE
                                                           -------     -----

REPURCHASE AGREEMENT--11.0%

  Bear    Stearns    (Agreement    dated
     08/31/00,   to  be  repurchased  at
     $735,042,  collaterized by $775,000
     U.S.   Treasury   Note  3.375%  due
     01/15/07.     Market    Value    of
     collateral is $747,147.)
     6.620% 09/01/00                                         $735   $  734,907
                                                                    ----------
     (Cost $734,907)

TOTAL INVESTMENTS--12.0%  (Cost $808,162*)                              805,411

OTHER ASSETS IN EXCESS OF LIABILITIES--88.0%                          5,883,851
                                                                    -----------
TOTAL NET ASSET  100.0%                                              $6,689,262
                                                                     ==========

  * Cost for Federal income tax purposes at August 31, 2000 is $1,196,150. The gross appreciation (depreciation) on a tax basis is as follows:
      Gross Appreciation - Investments                               $  725,075
      Gross Depreciation - Investments                                 (406,879)
      Gross Appreciation - Short Sales                                  233,406
      Gross Depreciation - Short Sales                                 (942,341)
                                                                      ---------
      Net Depreciation                                               $ (390,739)
                                                                      =========
 **  Non-income producing securities.

                            INVESTMENT ABBREVIATIONS
                      ADR              American Depository Receipt


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (cost - $6,170,946)                       $ 6,592,419
  Deposits with brokers and custodian bank for
    securities sold short                                           6,030,718
  Receivable from investment adviser                                    5,450
  Dividends and interest receivable                                    23,991
  Prepaid expenses and other assets                                    30,655
                                                                  -----------
    Total Assets                                                   12,683,233
                                                                  -----------
LIABILITIES
  Securities sold short (proceeds - $5,362,784)                     5,787,008
  Due to custodian                                                    163,415
  Distribution fee payable (Common shares)                                438
  Accrued expenses payable                                             43,110
                                                                  -----------
    Total Liabilities                                               5,993,971
                                                                  -----------
NET ASSETS
  Capital stock, $0.001 par value                                         451
  Paid-in capital                                                   7,933,246
  Undistributed net investment income                                 164,310
  Accumulated net realized loss from
    investments and securities sold short                          (1,405,994)
  Net unrealized depreciation on
    investments and other, if any                                      (2,751)
                                                                  -----------
    Net Assets                                                    $ 6,689,262
                                                                  ===========
INSTITUTIONAL SHARES
  Net assets                                                      $ 4,588,015
                                                                  -----------
  Shares outstanding                                                  310,455
                                                                  -----------
  Net asset value, offering price and redemption price
    per share                                                     $     14.78
                                                                  ===========
COMMON SHARES
  Net assets                                                      $ 2,101,247
                                                                  -----------
  Shares outstanding                                                  140,862
                                                                  -----------
  Net asset value, offering price and redemption price
    per share                                                     $     14.92
                                                                  ===========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                         $ 107,668
  Interest                                                            393,082
  Foreign taxes withheld                                                 (422)
                                                                    ---------
    Total Investment Income                                           500,328
                                                                    ---------
EXPENSES:
  Investment advisory fees                                             89,315
  Administration fees                                                   9,884
  Dividend expense                                                    102,788
  Printing fees                                                        76,634
  Registration fees                                                    33,317
  Transfer agent fees                                                  21,304
  Legal fees                                                           19,785
  Audit fees                                                           19,455
  Custodian fees                                                       15,816
  Directors fees                                                       10,149
  Distribution fees                                                     6,625
                                                                    ---------
                                                                      405,072
  Less fees waived, expenses reimbursed and
    transfer agent offsets                                           (156,335)
                                                                    ---------
    Total Expenses                                                    248,737
                                                                    ---------
  Net Investment Income                                               251,591
                                                                    ---------
REALIZED AND UNREALIZED  GAIN/(LOSS) ON  INVESTMENTS:
  Net realized  gain/(loss) from:
  Security transactions                                               409,585
  Securities sold short                                              (369,208)
                                                                    ---------
                                                                       40,377
                                                                    ---------
  Net change in unrealized appreciation from investments              474,681
                                                                    ---------
  Net gain on investments                                             515,058
                                                                    ---------
  Net increase in net assets resulting
    from operations                                                 $ 766,649
                                                                    =========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         FOR THE YEAR     FOR THE YEAR
                                                             ENDED            ENDED
                                                        AUGUST 31, 2000  AUGUST 31, 1999
                                                        ---------------  ---------------
FROM OPERATIONS:
  Net investment income                                   $   251,591      $   499,594
  Net gain/(loss) on investments                              515,058       (1,815,539)
                                                          -----------      -----------
  Net increase/(decrease) in net assets resulting
    from operations                                           766,649       (1,315,945)
                                                          -----------      -----------
FROM DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
  Net investment income:
    Institutional shares                                     (345,792)         (30,279)
    Common shares                                            (127,325)         (90,662)
  Net realized capital gains:
    Institutional shares                                           --          (52,082)
    Common shares                                                  --         (159,858)
                                                          -----------      -----------
  Net decrease in net assets from
    dividends and distributions                              (473,117)        (332,881)
                                                          -----------      -----------
NET CAPITAL SHARE TRANSACTIONS                             (1,389,851)       3,132,125
                                                          -----------      -----------
  Total increase/(decrease) in net assets                  (1,096,319)       1,483,299
NET ASSETS:
  Beginning of year                                         7,785,581        6,302,282
                                                          -----------      -----------
  End of year                                             $ 6,689,262      $ 7,785,581
                                                          ===========      ===========
  Undistributed net investment income                     $   164,310      $   385,836
                                                          ===========      ===========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                       INSTITUTIONAL                                     COMMON
                                       ------------------------------------------------     ---------------------------------
                                       FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD     FOR THE YEAR
                                          ENDED            ENDED         JULY 31, 1998*        ENDED          FOR THE PERIOD
                                        AUGUST 31,       AUGUST 31,       TO AUGUST 31,      AUGUST 31,    SEPTEMBER 8, 1998*
                                          2000             1999               1998             2000        TO AUGUST 31, 1999
                                       ------------     ------------     --------------     ------------   ------------------
PER SHARE DATA:
  Net asset value, beginning of period    $14.21           $15.27            $15.00            $14.19            $15.19
                                          ------           ------            ------            ------            ------
INVESTMENT ACTIVITIES:
  Net investment income                     0.70             0.39+             0.05              0.61              0.32+
  Net gain/(loss) on investments and
    securities sold short (both realized
    and unrealized)                         0.99            (1.25)             0.22              1.05             (1.12)
                                          ------           ------            ------            ------            ------
  Total from investment operations          1.69            (0.86)             0.27              1.66             (0.80)
                                          ------           ------            ------            ------            ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income     (1.12)           (0.07)               --             (0.93)            (0.07)
  Distributions from net realized
    capital gains                             --            (0.13)               --                --             (0.13)
                                          ------           ------            ------            ------            ------
  Total dividends and distributions        (1.12)           (0.20)               --             (0.93)            (0.20)
                                          ------           ------            ------            ------            ------
NET ASSET VALUE, END OF PERIOD            $14.78           $14.21            $15.27            $14.92            $14.19
                                          ======           ======            ======            ======            ======
  Total return                            12.29%          (5.68)%             1.80%3           12.00%           (5.33)%3
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)$4,588           $5,901            $6,302            $2,101            $1,885
  Ratio of expenses to average net assets
    (including dividend expense)           3.44%1,2         3.33%1            4.32%1,4          3.80%1,2          3.40%1,4
  Ratio of expenses to average net assets
    (excluding dividend expense)           2.00%1           2.00%1            2.00%1,4          2.26%1            2.24%1,4
  Ratio of net investment income to
    average net assets                     3.69%            2.65%             1.96%4            3.49%             2.46%4
    Fund turnover rate                      313%             705%              130%3             313%              705%3

------------------
1 Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 4.15% (excluding dividend expense) and 5.59% (including dividend expense) for the year ended August 31, 2000, 2.56% (excluding dividend expense) and 3.93% (including dividend expense) for the year ended August 31, 1999 and 5.12% (excluding dividend expense) and 7.44% (including dividend expense) annualized for the period ended August 31, 1998. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 4.65% (excluding dividend expense) and 6.19% (including dividend expense) for the year ended August 31, 2000 and 2.84% (exclucing dividend expense) and 4.00% (including dividend expense) annualized for the period ended August 31, 1999.

2 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

3 Not Annualized.

4 Annualized.

* Inception Date.

+ Per share information is calculated using the average share outstanding method.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Warburg, Pincus Long-Short Market Neutral Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of the Fund are currently offered. Common shares for the Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear co-administration fees.

              A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange Inc. The Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific class are allocated based on relative net assets of the class.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. The Fund will distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles ("GAAP") and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              F) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository. The Fund had an open repurchase agreement at August 31, 2000.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              G) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. The Fund may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. At August 31, 2000, the Fund did not have any open futures contracts.

              H) SECURITIES  LENDING -- Loans of the  securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund did not have any securities on loan to brokers at August 31, 2000.

              I) SHORT SALES -- When the Fund's investment adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in price of the security

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     between those dates, if the decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it has sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until the Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of its net assets.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Pursuant to an Investment Advisory Agreement, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund described herein.

   For its advisory services, CSAM is entitled to receive from the Fund a monthly fee equal to an annual rate of 1.50% of the Fund's average daily net assets. In addition, CSAM is entitled to a monthly performance adjustment fee, which may increase or decrease the total advisory fee by up to 0.50% per year. The performance adjustment fee decreased the total advisory fee by $15,069 or 0.21% of average daily net assets due to lower performance in comparison to the Salomon Smith Barney U.S. 1-Month Treasury Bill Index plus 5 percentage points for the year ended August 31, 2000.

   CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Fund. For the year ended August 31, 2000, the advisory fee earned and waived by CSAM was as follows:

                         GROSS                         NET
                     ADVISORY FEE     WAIVER      ADVISORY FEE
                     ------------    ---------    ------------
                        $89,315      $(88,716)        $599

   CSAM reimbursed expenses of the Fund in the amount of $59,965 for the year ended August 31, 2000.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

   State Street Bank and Trust Company ("State Street"), serves as the Fund's transfer and dividend disbursement agent. State Street has delegated most of its Fund service obligations to Boston Financial Data Services, Inc. (BFDS), a 50% owned subsidiary of State Street.

   The Fund has an arrangement with its transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the year ended August 31, 2000, the Fund received credits or reimbursements under this arrangement in the amount of $257.

   Counsellors Fund Services, Inc. ("CFSI"), a wholly-owned subsidiary of Credit Suisse Asset Management, LLC served as co-administrator of the Fund until November 1, 1999. On November 1, 1999 Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to the Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., also serves as the Fund's co-administrator. For administration services, the Fund pays CSAMSI a fee calculated at an annual rate .05% of the Fund's first $125 million in average daily net assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Fund to CSAMSI for co-administration services for the Institutional shares.

   CFSI, at its discretion, voluntarily waived a portion of its co-administration fees for the Fund. For the period September 1, 1999 to October 31, 1999, the co-administration fee earned and waived by CFSI on the Common shares was as follows:

                         GROSS                                       NET
                 CO-ADMINISTRATION FEE       WAIVER        CO-ADMINISTRATION FEE
                 -------------------      -----------       -------------------
                         $163                $(131)                 $32

     CSAMSI may, at its discretion, voluntarily waive all or any portion of its administrative fee for the Fund. For the period November 1, 1999 to August 31, 2000, the co-administrative service fee earned and waived by CSAMSI on the Common shares was as follows:

                GROSS CO-ADMINISTRATIVE                    NET CO-ADMINISTRATIVE
                          FEE                WAIVER                  FEE
                  -------------------      -----------       -------------------
                        $1,162               $(929)                 $233

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------
NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

   For administration services, PFPC received a fee, for the period September 1, 1999 to July 31, 2000, calculated at an annual rate of .125% on the Fund's average daily net assets subject to a minimum annual fee and exclusive of out-of-pocket expenses. As of August 1, 2000, PFPC receives a fee calculated at an annual rate of .10% of the Fund's first $500 million in average daily net assets, .08% of the next $1 billion in average daily net assets and .06% of average daily net assets over $1.5 billion, subject to a minimum annual fee and exclusive of out of pocket expenses.

   PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Fund. For the year ended August 31, 2000, the co-administration fee earned and waived by PFPC was as follows:

                         GROSS                                  NET
                 CO-ADMINISTRATION FEE        WAIVER    CO-ADMINISTRATION FEE
                 ---------------------     -----------  ---------------------
                        $8,559               $(6,336)               $2,223
   In addition to serving as the Fund's co-administrator, CSAMSI served as distributor of the Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to the Fund. On August 1, 2000, CSAMSI replaced PDI as distributor to the Fund. No compensation is payable by the Fund to PDI or CSAMSI for distribution services, but CSAMSI receives compensation from the Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. For the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of the Fund. For the year ended August 31, 2000, the shareholder services fee earned by CSAMSI was $6,625.


NOTE 3. PURCHASES AND SALES OF SECURITIES

   For the year ended August 31, 2000, purchases and sales of investment securities (other than short-term investments) were as follows:

                           INVESTMENT SECURITIES     SHORT SECURITIES
                           ---------------------     ----------------
                           PURCHASES      SALES            SALES
                         -----------   -----------       ----------
                         $19,281,005   $10,514,280       $8,900,802

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARES

   Transactions in capital shares for each period were as follows:

                                       INSTITUTIONAL                                        COMMON
                     ---------------------------------------------         ----------------------------------------------
                                                                                                       FOR THE PERIOD
                     FOR THE YEAR ENDED         FOR THE YEAR ENDED           FOR THE YEAR         ENDED SEPTEMBER 8,1998*
                       AUGUST 31, 2000            AUGUST 31, 1999           AUGUST 31, 2000       THROUGH AUGUST 31, 1999
                     ------------------         ------------------          ---------------       -----------------------
                     SHARES       VALUE        SHARES        VALUE        SHARES       VALUE      SHARES           VALUE
                    --------     -------      --------      -------      --------     -------    --------         -------

Shares sold          141,588  $ 2,105,343     2,702,645   $ 40,468,228   190,472   $ 2,886,336   3,454,318    $ 51,387,127
Shares issued in
  reinvestment of
  dividends           21,825      307,514         5,561         82,361     8,769       124,965      16,915         250,336
Shares
  repurchased       (268,139)  (3,928,705)   (2,705,769)   (39,525,343) (191,177)   (2,885,304) (3,338,435)    (49,530,584)
                    --------   ----------    ----------   ------------  --------   -----------  ----------    ------------
Net increase/
  (decrease)        (104,726) $(1,515,848)        2,437   $  1,025,246     8,064   $   125,997     132,798    $  2,106,879
                    ========  ===========    ==========   ============  ========   ===========  ==========    ============

*Inception Date.

   On August 31, 2000, the number of shareholders that held 5% or more of the outstanding shares are as follows:

                                      NUMBER OF     APPROXIMATE PERCENTAGE
                                    SHAREHOLDERS     OF OUTSTANDING SHARES
                                    -------------- --------------------------
            Institutional shares          5                  92.83%
             Common shares                3                  90.48


NOTE 5. LINE OF CREDIT

   The Fund, together with other funds advised by CSAM, has established a $350 million committed and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent and certain other lender, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating funds in such manner as is determined by the governing Boards of the various funds. In addition the participating funds will pay interest on borrowing at the Federal funds rate plus .50%. For the year ended August 31, 2000, the Fund had no borrowings under the credit facility.


NOTE 6. CAPITAL LOSS CARRYOVER

  At August 31, 2000, capital loss carryovers were available to offset future realized gains in the amount of $483,438, which expires in 2008.

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Warburg, Pincus Long-Short Market Neutral Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities including the schedule of investments of Warburg, Pincus Long-Short Market Neutral Fund, Inc., (the "Fund") as of August 31, 2000, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Fund at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
October 13, 2000

WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
TAX INFORMATION LETTER
August 31, 2000
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

   Corporate shareholders should note for the year ended August 31, 2000, the percentage of the Fund's investment income (I.E., net investment income plus short-term capital gains) that qualifies for the intercorporate dividends received deductions is 50.39%.

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                       [WARBURG PINCUS FUNDS logo omitted]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874) (TM) www.warburg.com




CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPLSN-2-0800
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